Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Home Finance Portfolio (FSVLX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

A special meeting of Environmental Portfolio shareholders was held on June 15, 2010. Shareholders approved certain fundamental policy changes. Those changes, as well as other changes including a change to the fund's name, will take effect July 1, 2010.

Effective July 1, 2010, Environmental Portfolio will be renamed Environment and Alternative Energy Portfolio. All references to the former name are replaced with the new name as appropriate.

Effective July 1, 2010, Anna Davydova will manage Environment and Alternative Energy Portfolio.

Effective July 1, 2010, the following replaces similar information under the heading "Concentration" in the "Investment Policies and Limitations" section beginning on page 3.

For each fund (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

For purposes of each fund's (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio) concentration limitation discussed above, with respect to any investment in Fidelity® Money Market Central Fund and/or any non-money market central fund, Fidelity Management & Research Company (FMR) looks through to the holdings of the central fund.

For purposes of each fund's (other than Banking Portfolio, Brokerage and Investment Management Portfolio, Communications Equipment Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Home Finance Portfolio, Industrials Portfolio, IT Services Portfolio, and Materials Portfolio) concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

SELB-10-07 September 3, 2010
1.475630.152

Effective July 1, 2010, the following supplements similar information under the heading "Concentration" in the "Investment Policies and Limitations" section beginning on page 3.

For Environment and Alternative Energy Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the environment and alternative energy industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in Fidelity Money Market Central Fund and/or any non-money market central fund, FMR looks through to the holdings of the central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Effective July 1, 2010, the following replaces similar information under the heading "In addition, as a matter of fundamental Policy" in the "Investment Policies and Limitations" section on page 6.

Environment and Alternative Energy Portfolio invests primarily in companies engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

Effective June 30, 2010, Jonathan Kasen will manage Energy Service Portfolio. Information with respect to Jonathan Kasen's holdings and other accounts managed will be updated when available.

Effective June 30, 2010, Jean Park will manage Leisure Portfolio. Information with respect to Jean Park's holdings and other accounts managed will be updated when available.

The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Mr. Sharaf as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 430	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Chemicals Portfolio ($430 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Schuldt as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 534	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Computers Portfolio ($534 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Bullock as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 165	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment Portfolio ($165 (in millions) assets managed).

The following table provides information relating to other accounts managed by Peter Dixon as of April 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 516	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($223 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of April 30, 2010
Mahmoud Sharaf	Chemicals Portfolio	None
Matthew Schuldt	Computers Portfolio	None
Steven Bullock	Industrial Equipment Portfolio	$10,001 - $50,000
Peter Dixon	Retailing Portfolio	None

Effective June 8, 2010, Ryan Oldham has replaced James McElligott as Portfolio Manager of Natural Gas Portfolio. All references to James McElligott in the "Management Contracts" section beginning on page 55 are no longer applicable.

The following table provides information relating to other accounts managed by Mr. Oldham as of June 30, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 958	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Natural Gas Portfolio ($855 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of June 30, 2010
Ryan Oldham	Natural Gas Portfolio	$10,001 - $50,000

The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Mr. Kasen as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,111	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Service Portfolio ($1,111 (in millions) assets managed).

The following table provides information relating to other accounts managed by Ms. Park as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 285	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($285 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2010
Jonathan Kasen	Energy Service Portfolio	$10,001 - $50,000
Jean Park	Leisure Portfolio	$10,001 - $50,000